BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2020
BUSINESS COMBINATIONS
Summary of net assets acquired

	Year ended	Year ended
	December 31, 2020	December 31, 2019
Net assets acquired
Net working capital	$(63.5)	$17.7
Right-of-use assets	23.4	47.2
Other long-term assets	0.5	—
Property and equipment	1,483.4	258.1
Landfill	897.7	—
Intangible assets
Trade name, certificates of approval and other licenses	31.0	117.3
Customer lists and municipal contracts	449.2	131.8
Non-compete agreements	216.1	40.3
Goodwill	1,470.6	257.4
Assumption of lease obligations	(23.4)	(0.4)
Other long-term liabilities	(28.3)	(47.2)
Assumption of landfill closure and post-closure expenditures	(262.6)	(4.0)
Deferred tax liabilities	(123.4)	(80.7)
	$4,070.7	$737.5

Consideration
Accrued contingent consideration	$23.1	$16.2
Share consideration issued	78.4	—
Cash	3,969.2	721.3
	$4,070.7	$737.5